SHARE CAPITAL - Schedule of pricing model with weighted average assumptions for share option granted (Details) - Years	12 Months Ended
	May 31, 2020	May 31, 2019
Disclosure of classes of share capital [Abstract]
Risk free interest rate	1.54%	2.05%
Expected dividend yield	0.63%	2.35%
Expected stock price volatility	60.00%	67.00%
Expected life in years	5	5
Forfeiture rate	0.00%	0.00%